Statutory Surplus Reserves - Additional Information (Details) $ in Thousands, ¥ in Millions	12 Months Ended
	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)
Schedule Of Distribution Of Profits [Line Items]
Appropriation of net income after taxes to statutory surplus reserve fund required minimum percentage	10.00%
Reserve level threshold for mandatory transfer percentage	50.00%
Retained earnings, appropriated	$ 50,377		$ 33,533
Dividends payable, current	11,143		5,128
Restricted paid in capital, additional paid in capital and statutory surplus reserves	442,562	¥ 2,947	85,446	¥ 588
Amount of restricted net assets for consolidated and unconsolidated subsidiaries	698,552		225,014
Common Shares
Schedule Of Distribution Of Profits [Line Items]
Dividends payable, current	0		0
Preferred shareholders
Schedule Of Distribution Of Profits [Line Items]
Dividends payable, current	$ 11,143		$ 5,128